Credit Losses (Schedule of allowance for credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Receivables [Abstract]
Balance, at beginning of period	$ 24,602		$ 22,410
Provision for expected credit losses	621		3,898
Balance added in business combination	0		259
Recoveries collected	(9,613)	[1]	(1,084)
Amounts written off charged against the allowance and others	(1,814)		(881)
Balance, at end of period	$ 13,796		$ 24,602

[1]	During 2024, the Company collected $9,064 thousand from South American customer, see Note 13D.3.